Debt (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 27, 2018	Dec. 31, 2017
Line of credit:
Asset backed line of credit	$ 471,553	$ 561,804		$ 0
Debt issuance costs	(19,466)	(30,000)		0
Total line of credit	452,087	531,804	$ 1,000,000	0
Senior convertible notes payable:
Debt issuance costs	(19,466)
Notes payable:
Notes payable		370,250		0
Debt issuance costs	(19,466)
Less: current portion of long-term debt		(313,572)		0
Noncurrent portion of long-term debt		56,688
Notes payable - related parties:
Notes payable	3,381,579	3,464,191		2,996,500
Less: current portion of long-term debt - related parties	(1,039,330)	(932,701)		(225,553)
Noncurrent portion of long-term debt - related parties	2,342,249	2,531,490		2,770,947
Long-term Debt [Member]
Senior convertible notes payable:
Debt issuance costs	(153,793)	0
Notes payable:
Notes payable	1,470,137	370,250
Debt issuance costs	(153,793)	0
Long-term debt	1,316,344	370,250
Less: current portion of long-term debt	(1,270,243)	(313,572)
Noncurrent portion of long-term debt	46,101	56,678
Convertible Notes Payable [Member]
Senior convertible notes payable:
Senior convertible notes payable	2,099,455	961,494		0
Senior convertible notes payable	2,539,273	1,428,161		0
Debt issuance costs	(439,818)	(466,667)		0
Total long-term senior convertible notes payable	2,099,455	961,494		0
Less: current portion of long-term notes payable		0
Noncurrent portion of long-term convertible notes payable	2,099,455	961,494
Notes payable:
Debt issuance costs	$ (439,818)	$ (466,667)		$ 0